Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Schedule of property, plant and equipment

12       Property, Plant and Equipment

The cost, depreciation weighted average rates and accumulated depreciation are as follows:

		December 31, 2020			December 31, 2019
	Weighted average depreciation rate	Cost	Accumulated depreciation	Net Book value	Cost	Accumulated depreciation	Net Book value

IT equipment	10% - 33%	27,036	(25,557)	1,479	26,244	(23,758)	2,486
Furniture, equipment and fittings	10% - 33%	36,314	(26,406)	9,908	36,268	(23,902)	12,366
Property, buildings and improvements	5%-20%	51,407	(31,429)	19,978	46,420	(26,738)	19,682
In progress	-	315	-	315	4,538	-	4,538
Right of use assets	12%	241,906	(82,033)	159,873	209,229	(63,793)	145,436
Land	10%	453	-	453	453	-	453
Total		357,431	(165,425)	192,006	323,152	(138,191)	184,961

Changes in property, plant and equipment are as follows:

	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress	Right of use assets (i)	Land	Total
As of December 31, 2019	2,486	12,366	19,682	4,538	145,436	453	184,961
Additions	758	22	828	34	35,925	-	37,567
Additions by business combination	59	152	-	-	-	-	211
Disposals	(25)	(128)	(98)	-	(3,248)	-	(3,499)
Depreciation	(1,799)	(2,504)	(4,691)	-	(18,240)	-	(27,234)
Transfers	-	-	4,257	(4,257)	-	-	-
As of December 31, 2020	1,479	9,908	19,978	315	159,873	453	192,006

(i) Refers substantially to IFRS 16, of which R$ 20,358 refer to lease contracts previously signed and renewed based on contractual terms and new lease agreements of R$ 15,567 which the Company considers it part of its digital learning solutions in the computer tablets. See the corresponding lease liability in Note 16.

	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress	Right of use assets	Land	Total
As of December 31, 2018	3,213	15,010	20,177	-	-	19,906	58,306
Opening balance - IFRS 16	-	-	-	-	154,681	-	154,681
As of January 01, 2019	3,213	15,010	20,177	-	154,681	19,906	212,987
Additions	1,339	2,958	3,973	4,538	31,177	-	43,985
Disposals	-	(3,827)	-	-	(40,316)	-	(44,143)
Depreciation	(2,066)	(1,775)	(4,468)	-	(19,559)	-	(27,868)
Transfers (i)	-	-	-	-	19,453	(19,453)	-
As of December 31, 2019	2,486	12,366	19,682	4,538	145,436	453	184,961

The Company assesses, at each reporting date, whether there is an indication that a property, plant and equipment asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. There were no indications of impairment of property, plant and equipment as of and for the years ended December 31, 2020, 2019 and 2018.